Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments
Schedule of carrying amounts that approximate their fair values due to their short-term nature

	2019		2018
	Carrying	Fair	Carrying	Fair
As at December 31:	Amount	Value	Amount	Value
Financial Assets:
Fair value through profit or loss:
Equity securities	$6,761	$6,761	$4,706	$4,706
Derivative assets	—	—	209	209
Debt securities	2,403	2,403	1,068	1,068
Fair value through other comprehensive income
Debt securities	8,819	8,819	6,328	6,328
Financial Liabilities:
Financial liabilities measured at amortized cost:
Bond payables	$35,418	$36,603	$—	$—
Fair value through profit or loss:
Derivative liabilities	—	—	37	37
Loan payable	4,769	4,769	3,981	3,981

Schedule of statements of financial position classified by level of the fair value hierarchy

As at December 31, 2019	Level 1	Level 2	Level 3	Total
Financial Assets:
Fair value through profit or loss:
Equity securities	$1,822	$3,809	$1,130	$6,761
Debt securities	2,403	—	—	2,403
Fair value through other comprehensive income:
Debt securities	8,819	—	—	8,819
Total	$13,044	$3,809	$1,130	$17,983

Financial Liabilities:
Fair value through profit or loss:
Loan payable	$—	$—	$4,769	$4,769

As at December 31, 2018	Level 1	Level 2	Level 3	Total
Financial Assets:
Fair value through profit or loss:
Equity securities	$705	$4,001	$—	$4,706
Debt securities	1,068	—	—	1,068
Derivative assets	—	209	—	209
Fair value through other comprehensive income:
Debt securities	6,328	—	—	6,328
Total	$8,101	$4,210	$—	$12,311
Financial Liabilities:
Fair value through profit or loss:
Derivative liabilities	$—	$37	$—	$37
Loan payable	—	—	3,981	3,981
	$—	$37	$3,981	$4,018

Schedule of nature of the risks of financial instruments

The nature of the risks that the Group’s financial instruments are subject to as at December 31, 2019 is set out in the following table:

Risks
Market risks
Financial instrument	Credit	Liquidity	Currency	Interest rate	Other price
Cash and cash equivalents and restricted cash	X		X	X
Equity securities			X		X
Debt securities	X			X	X
Derivative securities and financial liabilities	X	X	X		X
Receivables	X		X
Account payables and accrued expenses		X	X
Bond payables		X		X	X
Loan payable				X

Schedule of maximum credit risk exposure

Cash and cash equivalents and restricted cash	$78,359
Receivables	12,262
Amounts recognized in the consolidated statement of financial position	90,621
Guarantees	—
Maximum credit risk exposure	$90,621

Schedule of profit or loss from continuing operations

	2019	2018	2017
	(Restated)*
Interest income on financial assets not at FVTPL	$955	$661*	$434
Interest income on financial assets classified at FVTPL	102	15*	539
Total interest income	$1,057	$676*	$973
Interest expense on financial liabilities not at FVTPL	$710	$513*	$3,509
Interest expense on financial liabilities classified at FVTPL	30	989*	1,195
Total interest expense	$740	$1502*	$4,704
Dividend income on financial assets at FVTPL	$—	$168	$—
Dividend income on financial assets classified not at FVTPL	—	—	—
Net gain on financial assets at FVTPL	1,142	3,785	6,825
Loss on loan payable at FVTPL	(979)	(167)	—
Reversal of (impairment) on securities measured at FVTOCI	(3)	3	—

*    Correction of error